Note 10 - Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
7.
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses included the following:

	December 31,	September 30,
	2015	2016
Accounts payable and accrued expenses	$174,539	$52,576
Payroll tax liability	137,500	137,500
Accrued interest	12,944	36,113
Total accounts payable and accrued expenses	$324,983	$226,189

The payroll tax liability is our estimate of payroll taxes due on the past services of independent contractors. We are currently attempting to reduce the liability to approximately
$5,000
through the IRS Voluntary Classification Settlement Program.

On
September
27,
2016,
the board approved a
$120,000
bonus for our CTO and CEO, each will receive
$60,000
.
As of
September
30,
2016,
$100,000
of this bonus remains to be paid.

Note
10.
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses included the following:

	December 31,	December 31,
	2014	2015
Accounts payable	$219,182	$63,578
Payable in dispute	106,000	106,000
Uncertain tax liability	137,500	142,461
Accrued interest	32,256	12,944
Total Accounts Payable and Accrued Expenses	$494,938	$324,983

Issuance of Common Stock in exchange for payment of payables

Payment of Officer Salaries

During
2015
we issued
738,837
shares of our common stock at a range of
$0.35
-
$0.36
per share in lieu of
$309,975
of accrued and unpaid obligations to our officers.

During
2014
we issued
664,410
shares of our common stock at a range of
$0.35
-
$0.65
per share in lieu of
$294,579
of accrued and unpaid obligations to our officers.

All of these offerings and sales were made in reliance on the exemption from registration contained in
Section4(2)
of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities.

Payment of Consultant Fees and Accrued Interest

During
2015
we issued
631,643
shares of our common stock at a range of
$0.35
-
$0.36
per share in lieu of
$360,364
of accrued and unpaid obligations to consultants.

During
2014,
we issued
590,476
shares of our common stock at a range of
$0.25
-
$0.80
per share in lieu of
$331,794
of accrued and unpaid obligations to consultants.

All of these offerings and sales were made in reliance on the exemption from registration contained in Section
4(2)
of the Securities Exchange Act and/or Regulation D promulgated thereunder as not involving a public offering of securities.